Leases (Details) - Schedule of movement of the lease liabilities recognized - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of movement of the lease liabilities recognized [Abstract]
Balance as of January 1	S/ 6,633	S/ 57
Additions	217	7,504
Financial interest expenses	383	409
Dues payments	(2,419)	(1,669)
Sales and disposals		(19)
Others	1,015	351
Balance as of December 31	5,829	6,633
Current portion	1,856	1,531
Non-current portion	3,973	5,102
Balance as of December 31	S/ 5,829	S/ 6,633